UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3455

North Carolina Capital Management Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Term Portfolio

March 31, 2016

NCT-QTLY-0516
1.814654.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 3.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 3.3%
Federal Farm Credit Bank:
0.423% 9/25/17 (a)	$20,000,000	$19,952,760
0.473% 8/29/17 (a)	20,000,000	19,972,040
Federal Home Loan Bank 0.441% 3/17/17 (a)	10,000,000	9,990,390
		49,915,190
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $50,008,838)		49,915,190

Commercial Paper - 98.0%
ABN AMRO Funding U.S.A. LLC:
0.62% 5/9/16	9,600,000	9,595,778
0.62% 6/1/16	10,000,000	9,992,543
0.62% 6/27/16	15,000,000	14,982,510
0.64% 4/20/16	13,650,000	13,647,065
Archer Daniels Midland Co.:
0.33% 4/1/16	12,000,000	11,999,890
0.33% 4/1/16	5,000,000	5,000,000
0.38% 4/6/16	8,000,000	7,999,536
Australia & New Zealand Banking Group Ltd. yankee 0.6% 4/6/16	15,000,000	14,998,995
Bank of Nova Scotia:
yankee:
0.48% 4/6/16	20,000,000	19,999,006
0.535% 4/22/16	20,000,000	19,995,772
0.7686% 8/3/16 (a)	15,000,000	15,007,485
0.7905% 7/6/16 (a)	16,000,000	16,009,408
BNP Paribas Dublin Branch yankee 0.68% 5/6/16	20,000,000	19,991,520
BNP Paribas Fortis yankee:
0.25% 4/1/16	4,000,000	4,000,000
0.74% 6/9/16	20,000,000	19,979,894
BNP Paribas New York Branch yankee:
0.64% 4/1/16	15,000,000	14,999,858
0.67% 6/1/16	15,000,000	14,987,420
BPCE SA yankee:
0.67% 6/6/16	10,000,000	9,991,104
0.71% 6/1/16	10,000,000	9,992,129
0.755% 6/1/16	15,000,000	14,988,194
Canadian Imperial Holdings, Inc. yankee:
0.59% 4/7/16	20,000,000	19,998,638
0.68% 6/2/16	20,000,000	19,984,776
0.83% 8/23/16	15,000,000	14,962,662
0.85% 9/2/16	15,000,000	14,958,215
Commonwealth Bank of Australia:
yankee:
0.62% 8/1/16	15,000,000	14,968,892
0.815% 9/1/16	10,000,000	9,970,312
0.765% 10/4/16 (a)	15,000,000	14,993,685
Credit Agricole CIB yankee:
0.3% 4/1/16	4,000,000	4,000,000
0.59% 6/21/16	20,000,000	19,975,036
0.71% 5/6/16	20,000,000	19,991,280
0.72% 5/2/16	10,000,000	9,996,160
0.72% 6/1/16	15,000,000	14,987,910
Credit Suisse AG:
yankee:
0.55% 4/25/16	15,000,000	14,995,698
0.9% 8/3/16	6,000,000	5,984,209
0.95% 8/5/16	10,000,000	9,972,977
0.713% 4/21/16 (a)	40,000,000	40,007,232
DNB Bank ASA:
yankee:
0.6% 6/27/16	15,000,000	14,981,484
0.63% 7/19/16	20,000,000	19,964,372
0.67% 7/15/16	15,000,000	14,974,869
0.7% 5/18/16	3,300,000	3,298,231
0.608% 4/11/16 (a)	10,000,000	10,000,700
ING U.S. Funding LLC yankee:
0.45% 4/1/16	15,000,000	14,999,841
0.6% 7/1/16	20,000,000	19,968,004
0.69% 7/1/16	15,000,000	14,976,003
0.76% 6/9/16	20,000,000	19,977,950
JPMorgan Securities LLC:
0.693% 4/29/16 (a)	10,000,000	10,002,400
0.7618% 8/23/16 (a)	15,000,000	14,987,235
0.8113% 10/14/16 (a)	10,000,000	10,000,470
0.85% 7/26/16	15,000,000	14,973,090
0.85% 8/1/16	20,000,000	19,961,256
Lloyds Bank PLC yankee 0.83% 7/11/16	15,000,000	14,973,566
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.51% 4/1/16	20,000,000	19,999,798
0.53% 5/11/16	20,000,000	19,989,614
0.7% 6/13/16	10,000,000	9,988,386
0.7% 7/8/16	10,000,000	9,981,823
0.75% 7/5/16	10,000,000	9,982,560
Natexis Banques Populaires New York Branch yankee:
0.6% 6/21/16	10,000,000	9,987,586
0.63% 6/6/16	10,000,000	9,991,067
0.68% 5/5/16	15,000,000	14,994,167
National Australia Bank Ltd.:
0.7699% 6/20/16 (a)	15,000,000	15,007,815
0.7935% 6/8/16 (a)	15,000,000	15,008,220
Nationwide Building Society yankee:
0.53% 4/1/16	20,000,000	19,999,814
0.62% 5/12/16	15,000,000	14,992,860
Nordea Bank AB 0.66% 7/20/16	20,000,000	19,964,048
Ontario Teachers' Finance Trust yankee 0.86% 9/23/16	15,000,000	14,943,753
Rabobank Nederland New York Branch yankee 0.65% 7/8/16	15,000,000	14,976,488
Royal Bank of Canada yankee:
0.75% 6/2/16	20,000,000	19,985,300
0.81% 7/25/16	15,000,000	14,971,145
0.82% 8/1/16	15,000,000	14,968,226
0.83% 7/11/16	15,000,000	14,976,626
Skandinaviska Enskilda Banken AB yankee:
0.63% 7/21/16	15,000,000	14,971,394
0.73% 7/6/16	20,000,000	19,969,660
Sumitomo Mitsui Banking Corp. yankee:
0.4% 4/1/16	4,000,000	3,999,962
0.65% 5/13/16	15,000,000	14,992,116
0.7% 4/4/16	24,000,000	23,999,069
0.7% 6/15/16	10,000,000	9,988,283
0.72% 7/5/16	20,000,000	19,965,974
Sumitomo Trust & Banking Co. Ltd. yankee:
0.65% 6/30/16	15,000,000	14,976,378
0.66% 4/19/16	15,000,000	14,996,960
0.67% 4/4/16	20,000,000	19,999,224
0.74% 5/2/16	15,000,000	14,994,467
Svenska Handelsbanken AB yankee:
0.45% 4/7/16	20,000,000	19,998,686
0.46% 4/11/16	20,000,000	19,997,868
0.73% 6/13/16	15,000,000	14,984,028
0.82% 9/1/16	15,000,000	14,951,682
Toronto Dominion Holdings (U.S.A.) yankee:
0.64% 5/25/16	15,000,000	14,989,665
0.64% 5/27/16	15,000,000	14,989,194
0.74% 6/3/16	20,000,000	19,983,218
0.84% 7/7/16	15,000,000	14,976,807
Toyota Motor Credit Corp.:
0.633% 5/20/16 (a)	15,000,000	15,003,540
0.6405% 6/24/16 (a)	10,000,000	9,997,980
0.7321% 6/15/16 (a)	10,000,000	9,998,790
UBS Finance, Inc. yankee:
0.57% 4/4/16	10,000,000	9,999,594
0.74% 6/3/16	15,000,000	14,986,241
0.88% 9/9/16	10,000,000	9,963,190
Westpac Banking Corp.:
yankee:
0.74% 6/8/16	20,000,000	19,981,984
0.83% 9/1/16	15,000,000	14,952,324
0.84% 9/19/16	15,000,000	14,942,451
0.5576% 4/4/16 (a)	10,000,000	10,000,220
TOTAL COMMERCIAL PAPER
(Cost $1,457,843,081)		1,458,205,505
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $1,507,851,919)		1,508,120,695
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(19,519,463)
NET ASSETS - 100%		$1,488,601,232

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At March 31, 2016, the cost of investment securities for income tax purposes was $1,507,851,919. Net unrealized appreciation aggregated $268,776, of which $387,277 related to appreciated investment securities and $118,501 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Cash Portfolio

March 31, 2016

NCC-QTLY-0516
1.814653.111

Investments March 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper - 55.3%(b)
	Yield(a)	Principal Amount	Value
ABN AMRO Funding U.S.A. LLC
4/20/16 to 6/16/16	0.62 to 0.64%	$123,000,000	$122,893,798
Bank of Nova Scotia
5/3/16 to 6/2/16	0.60 to 0.70 (c)	120,000,000	119,972,000
BNP Paribas Fortis
4/1/16	0.25	18,449,000	18,449,000
BNP Paribas New York Branch
4/1/16 to 6/2/16	0.25 to 0.67	190,000,000	189,898,458
Commonwealth Bank of Australia
8/1/16	0.62	50,000,000	49,894,944
Credit Agricole CIB
4/1/16 to 5/5/16	0.30 to 0.72	246,000,000	245,935,472
Credit Suisse AG
4/4/16 to 6/1/16	0.53 to 0.70	170,000,000	169,922,494
DNB Bank ASA
6/27/16	0.60	50,000,000	49,927,500
ING U.S. Funding LLC (ING Bank NV Guaranteed)

4/11/16	0.40	101,000,000	100,988,778
6/2/16	0.62	50,000,000	49,946,611
JPMorgan Securities LLC
4/8/16 to 7/26/16	0.75 to 0.85 (c)	120,000,000	119,857,222
Mitsubishi UFJ Trust & Banking Corp.
5/11/16 to 7/14/16	0.65 to 0.71	219,000,000	218,707,733
Nationwide Building Society
5/11/16 to 5/23/16	0.62	129,000,000	128,894,807
Ontario Teachers' Finance Trust
7/12/16	0.73	46,000,000	45,904,857
PSP Capital, Inc.
4/7/16	0.35 (d)	100,000,000	99,994,167
Royal Bank of Canada
6/2/16 to 8/1/16	0.75 to 0.83	175,000,000	174,617,887
Sumitomo Mitsui Banking Corp.
4/1/16 to 7/1/16	0.40 to 0.75	258,000,000	257,818,114
Sumitomo Trust & Banking Co. Ltd.
4/4/16 to 6/30/16	0.65 to 0.67	141,700,000	141,599,996
Svenska Handelsbanken AB
7/11/16 to 8/9/16	0.65 to 0.81	198,000,000	197,521,933
Toronto Dominion Holdings (U.S.A.)
4/7/16 to 5/19/16	0.50 to 0.60	100,000,000	99,962,900
Toyota Motor Credit Corp.
4/1/16 to 5/31/16	0.60 to 0.70 (c)	130,000,000	130,000,000
UBS Finance, Inc.
5/2/16 to 7/6/16	0.57 to 0.89	125,000,000	124,827,158
Westpac Banking Corp.
6/8/16	0.74	45,000,000	44,937,100
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,902,472,929)			2,902,472,929

Asset Backed Commercial Paper - 2.7%(b)
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/27/16	0.48	24,865,000	24,856,380
5/5/16	0.48	13,787,000	13,780,750
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

4/19/16	0.45	47,000,000	46,989,425
4/8/16	0.43	4,000,000	3,999,666
5/23/16	0.51	50,000,000	49,963,167
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $139,589,388)			139,589,388

Other Commercial Paper - 7.5%(b)
Archer Daniels Midland Co.
4/1/16 to 4/6/16	0.33 to 0.38	90,024,000	90,022,505
Bank of Nova Scotia
4/6/16	0.62 (c)	30,000,000	30,000,000
BNP Paribas Dublin Branch
5/6/16	0.68	45,000,000	44,970,250
BPCE SA
5/2/16 to 8/1/16	0.67 to 0.78	160,000,000	159,732,714
Caisse centrale Desjardins
6/7/16	0.60	22,418,000	22,392,967
Danaher Corp.
4/6/16	0.35	44,000,000	43,997,861
TOTAL OTHER COMMERCIAL PAPER
(Cost $391,116,297)			391,116,297

Treasury Debt - 7.6%
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Notes
4/15/16	0.35 to 0.37	155,632,850	155,706,962
U.S. Treasury Obligations - 4.6%
U.S. Treasury Bills
9/15/16	0.51	50,000,000	49,881,708
U.S. Treasury Notes
4/30/16 to 6/30/16	0.28 to 0.35	193,000,000	193,210,183
			243,091,891
TOTAL TREASURY DEBT
(Cost $398,798,853)			398,798,853

Government Agency Debt - 21.5%
Federal Agencies - 21.5%
Federal Farm Credit Bank
9/19/16 to 3/6/17	0.42 to 0.50 (c)	50,000,000	49,998,832
Federal Home Loan Bank
4/22/16 to 3/28/17	0.31 to 0.59 (c)	680,650,000	680,509,096
Freddie Mac
4/6/16 to 4/20/17	0.29 to 0.51 (c)	397,280,000	397,255,569
TOTAL GOVERNMENT AGENCY DEBT
(Cost $1,127,763,497)			1,127,763,497

Treasury Repurchase Agreement - 1.2%
	Maturity Amount	Value
In a joint trading account at 0.27% dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations) #
(Cost $64,998,000)	$64,998,483	$64,998,000
TOTAL INVESTMENT PORTFOLIO - 95.8%
(Cost $5,024,738,964)		5,024,738,964
NET OTHER ASSETS (LIABILITIES) - 4.2%		218,358,949
NET ASSETS - 100%		$5,243,097,913

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,994,167 or 1.9% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$64,998,000 due 4/01/16 at 0.27%
BNP Paribas Securities Corp.	$3,900,000
HSBC Securities (USA), Inc.	55,098,000
J.P. Morgan Securities, Inc.	3,000,000
Societe Generale	3,000,000
$64,998,000

Income Tax Information

At March 31, 2016 the cost for Federal Income Tax Purposes was $5,024,738,964.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the North Carolina Capital Management Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 27, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 27, 2016